Condensed Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2009	$ 15,874,788	$ 677,980	$ 1,377,811	$ 58,523,646	$ (660,930)	$ (61,820,869)	$ 35,741,705	$ 1,696,502	$ 51,410,633
Net income (loss)							1,130,771		1,130,771
Change in unrealized appreciation on available-for-sale securities, net of income taxes								146,502	146,502
Preferred stock discount accretion	275,562						(275,562)
Preferred stock dividends							(850,000)		(850,000)
Stock award plans				109,386					109,386
Release of ESOP shares				(127,986)	228,000				100,014
Treasury stock purchased						(6,540)			(6,540)
Beginning balance at Dec. 31, 2010	16,150,350	677,980	1,377,811	58,505,046	(432,930)	(61,827,409)	35,746,914	1,843,004	52,040,766
Net income (loss)							3,835,639		3,835,639
Change in unrealized appreciation on available-for-sale securities, net of income taxes								(1,051,719)	(1,051,719)
Preferred stock discount accretion	275,562						(275,562)
Preferred stock dividends							(850,000)		(850,000)
Stock award plans				(70,169)		256,823			186,654
Release of ESOP shares				(101,263)	228,000				126,737
Treasury stock purchased						(53,230)			(53,230)
Beginning balance at Dec. 31, 2011	16,425,912	677,980	1,377,811	58,333,614	(204,930)	(61,623,816)	38,456,991	791,285	54,234,847
Net income (loss)							1,943,859		1,943,859
Change in unrealized appreciation on available-for-sale securities, net of income taxes								9,541	9,541
Preferred stock redeemed	(5,000,000)								(5,000,000)
Preferred stock discount accretion	363,364						(363,364)
Preferred stock dividends							(713,194)		(713,194)
Stock award plans				(27,191)		280,208			253,017
Stock options exercised		200		12,188					12,388
Release of ESOP shares				(51,082)	204,930				153,848
Treasury stock purchased						(25,736)			(25,736)
Beginning balance at Dec. 31, 2012	$ 11,789,276	$ 678,180	$ 1,377,811	$ 58,267,529		$ (61,369,344)	$ 39,324,292	$ 800,826	$ 50,868,570